Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Communication Services Portfolio - VIP Communication Services Portfolio - Initial Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847